Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net (loss) income	$ (571,717)	$ 756,761	$ 2,841,134
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities
Depreciation expense	365,366	248,146	174,440
Amortization expense	10,269	15,118	12,086
Provision for credit losses or doubtful accounts	217,471	190,983	22,837
Write-down of inventories	129,686	6,713	42,544
Deferred tax expense (benefits)	0	74,616	(14,816)
Amortization of operating lease right-of-use assets	261,754	154,455	120,053
Amortization of finance lease right-of-use assets	11,951	0	12,296
Loss from disposal of property and equipment	1,046	0	3,310
Changes in operating assets and liabilities
Accounts and notes receivable	1,019,565	(1,371,684)	651,386
Accounts receivable - related parties	(16,938)	(218,421)	60,552
Prepayments	(530,103)	275,082	221,842
Prepayments - related parties	(2,889,728)	(1,004,692)	(3,117)
Inventories	(117,157)	(909,054)	300,042
Other receivables and other current assets	(335,891)	(52,168)	275,108
Prepaid expenses and deposits	(57,373)	(1,107)	(23,274)
Operating lease receivable - related party	0	0	104,540
Accounts payable	345,455	(25,698)	(386,154)
Accounts payable - related party	(411,139)	392,777	57,673
Contract liabilities	2,244,964	2,146,876	(702,924)
Accrued expenses and other payables	201,624	307,405	(226,528)
Operating lease liabilities	(132,525)	(34,652)	0
Operating lease liabilities - related parties	(102,751)	(204,940)	(155,005)
Other payables - related parties	18,794	0	0
Taxes payable	(474,512)	(295,495)	250,042
Net cash (used in) provided by operating activities	(811,889)	451,021	3,638,067
Cash flows from investing activities
Purchases of property, plant and equipment	(450,637)	(43,254)	(145,699)
Purchase of intangible assets	(15,170)	(37,993)	0
Prepayment for land use right	(2,016,296)	0	0
Deposit for long-term investment	0	0	(222,916)
Loans to related parties	(301,949)	(677,765)	(1,655,820)
Repayments from related parties	0	677,267	1,920,315
Net cash used in investing activities	(2,784,052)	(81,745)	(104,120)
Cash flows from financing activities
Borrowings from related parties	178,860	1,587,015	250,166
Repayments to related parties	0	(1,511,509)	(1,956,190)
Repayments from loans receivable - related parties	0	0	3,812,241
Proceeds from bank loan	0	282,450	762,372
Repayments to bank loan	(795,394)	(1,218,164)	(1,264,754)
Repayments to third party loans	0	(194,226)	(195,317)
Repayments to related party loans	0	0	(435,193)
Repayments of finance lease liabilities	(119,223)	0	(36,097)
Dividends payments	(517,140)	(1,275,902)	(1,654,389)
Capital contribution from noncontrolling interest shareholder	50,000	0	0
Proceeds from issuance of shares upon IPO	5,000,000	0	0
Proceeds from issuance of shares pursuant to exercise of over-allotment	413,940	0	0
Payments of initial public offering costs	(1,418,521)	(474,972)	(680,125)
Net cash provided by (used in) financing activities	2,792,522	(2,805,308)	(1,397,286)
Effect of exchange rate change on cash and restricted cash	(526,628)	108,141	(342,913)
Net change in cash and restricted cash	(1,330,047)	(2,327,891)	1,793,748
Cash and restricted cash - beginning of the year	10,802,405	13,130,296	11,336,548
Cash and restricted cash - end of the year	9,472,358	10,802,405	13,130,296
Cash	8,968,814	10,802,405	13,130,296
Restricted cash	503,544	0	0
Supplemental disclosure of cash flow information
Interest paid	66,864	91,276	155,054
Income tax paid	746,044	664,259	390,936
Supplemental non-cash information
Finance lease right-of-use assets obtained in exchange for finance lease liabilities	235,556	0	0
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	1,013,605	391,309	119,662
Termination of operating lease right-of-use asset with lease liability	(27,667)	0	0
Other receivables - related party offset with other payables - related party upon execution of offset agreement	0	381,710	0
Dividends declared to offset with loans receivable - related parties upon execution of offset agreement	0	0	951,209
Deferred IPO costs transfer to additional paid-in capital upon IPO	$ (1,192,734)	$ 0	$ 0